Annual Operating Expenses {- Franklin Rising Dividends VIP Fund} - FTVIP Class 2-66 - Franklin Rising Dividends VIP Fund - Class 2	Oct. 01, 2020
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.01%
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.89%	[1]

[1]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.